NEWBUILDINGS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
NEWBUILDINGS [Abstract]
Interest capitalized in the cost of newbuildings	$ 0.4	$ 0.3	$ 0.6
Number of newbuilding contracts	10	10
Accumulated costs of newbuildings	$ 123.8	$ 90.6
Number of drybulk carriers delivered	4	2
Number of contracts for the construction container vessels agreed	4